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State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206-5049

May 2, 2008

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Service

Re:  State Street Institutional Investment Trust (the "Trust")
     File Nos.: 811-9819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information for both classes of each of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, each dated April 29, 2008 and the three classes of the State Street Equity 500 Index Fund, each dated April 29, 2008, and the State Street Aggregate Bond Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Limited Duration Bond Fund, and the State Street Short-Term Tax Exempt Bond Fund, each dated April 29, 2008, do not differ from those contained in Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on April 30, 2008 (Accession # 0000950135-08-003095).

If you have any questions, please contact me at (617) 662-3966.



Very truly yours,


/s/ Nancy L. Conlin
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Nancy L. Conlin
Vice President and Chief Counsel